Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		¥ 2,212,398
Premiums		567,086	¥ 535,826	¥ 511,966
Liabilities arising insurance contracts at end of period		2,548,383	2,212,398
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,186,671
Liabilities arising insurance contracts at end of period		2,517,492	2,186,671
Gross [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,216,031
Liabilities arising insurance contracts at end of period		2,552,736	2,216,031
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Liabilities arising insurance contracts at beginning of period		2,189,794	1,999,066
Premiums		497,570	480,496
Release of liabilities	[1]	(282,189)	(385,761)
Accretion of interest		114,234	99,618
Change in discount rates		(4,906)	(6,020)
Change in other assumptions	[2]	7,308	2,946
Other movements		(480)	(551)
Liabilities arising insurance contracts at end of period		¥ 2,521,331	¥ 2,189,794	¥ 1,999,066

[1]	The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million. For the year ended 31 December 2018, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB3,877 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates decreased insurance contract liabilities by RMB931 million.